Derivative and Hedging Instruments - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 414,734,000,000	$ 336,773,000,000
Fair value of reinsurance ceded guaranteed minimum income benefits	1,148,000,000	1,079,000,000
Fair value of reinsurance assumed guaranteed minimum income benefits	114,000,000	100,000,000
Fair value of credit and interest rate embedded derivatives	53,000,000	123,000,000
Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]
Disclosure of detailed information about hedges [Line Items]
Net loss that will be reclassified from AOCI to net income within next 12 months	$ 31,000,000
Maximum time frame for which variable cash flows are hedged	18 years
Variable annuity guarantee dynamic hedging and macro equity risk hedging programs [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 136,000,000,000	$ 114,000,000,000